Prepayments, Deposits and Other Assets, Net - Schedule of Prepayments, Deposits and Other Assets, Net (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments, Deposits and Other Assets, Net [Abstract]
Security deposits	[1]	$ 635,929	$ 631,211
Advances to suppliers		1,726,396	1,659,609
Advances to employees		83,211	129,971
Prepaid expense		561,737	529,751
Antique art pieces	[2]	36,970,600	36,970,600
Deferred financing cost		480,000
Others		4,188	19,286
Total		40,462,061	39,940,428
Less: Long term portion		(37,554,060)	(37,689,697)
Allowance for credit losses		(558,634)	(548,248)	$ (281,694)
Prepayments, deposits and other assets – current portion		$ 2,349,367	$ 1,702,483

[1]	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits etc.
[2]	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin. The fair value of the remaining antique art pieces was $36,970,600 as of June 30, 2025.